Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Changes In Accumulated Other Comprehensive Income (Loss)

The changes in accumulated other comprehensive loss by component for the year ended December 31, 2014 are:

	Year ended December 31, 2014
	Net change in fair value of derivatives	Net change in fair value of pension obligations	Total
	(U.S. dollars in thousands)
Beginning balance	$(4,898)	$(4,992)	$(9,890)
Current-period other comprehensive income (loss)	4,542	(1,547)	2,995
Ending balance	$(356)	$(6,539)	$(6,895)

The changes in accumulated other comprehensive loss by component for the year ended December 31, 2013 are:

	Year ended December 31, 2013
	Net change in fair value of derivatives	Net change in fair value of pension obligations	Total
	(U.S. dollars in thousands)

Beginning balance	$(9,873)	$(4,528)	$(14,401)
Current-period other comprehensive income (loss)	4,975	(464)	4,511
Ending balance	$(4,898)	$(4,992)	$(9,890)